Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	LA JOLLA PHARMACEUTICAL CO
Entity Central Index Key	0000920465
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company